Document and Entity Information (USD $)	12 Months Ended
	Apr. 30, 2013	Jul. 18, 2013	Oct. 31, 2012
Document And Entity Information
Entity Registrant Name	AUTHENTIC TEAS INC.
Entity Central Index Key	0001523486
Document Type	POS AM
Document Period End Date	Apr 30, 2013
Amendment Flag	false
Current Fiscal Year End Date	--04-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 303,480
Entity Common Stock, Shares Outstanding		4,011,600
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013

Consolidated Balance Sheets (USD $)	Apr. 30, 2013	Apr. 30, 2012
Current Assets:
Cash		$ 12,512
Accounts receivable	163	163
Inventory	3,112	3,312
Prepaid expenses and deposits	2,045	2,045
Total current assets	5,320	18,032
Current liabilities:
Accounts payable	14,888	1,314
Related party loan	88,574	72,761
Total current liabilities	103,462	74,075
Stockholders' Deficit:
Preferred stock, $0.001 par value, 100,000,000 shares authorized, none issued and outstanding
Common stock, $0.001 par value, 100,000,000 shares authorized, 4,011,600 shares issued and outstanding	4,012	4,012
Additional paid in capital	11,888	11,888
Deficit accumulated during development stage	114,042	71,943
Total stockholders' deficit	(98,142)	(56,043)
Total liabilities and stockholders' deficit	$ 5,320	$ 18,032

Consolidated Balance Sheets (Parenthetical) (USD $)	Apr. 30, 2013	Apr. 30, 2012
Statement of Financial Position [Abstract]
Preferred Stock, Par Value Per Share	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	100,000,000	100,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, Par Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Shares, Issued	4,011,600	4,011,600
Common Stock, Shares, Outstanding	4,011,600	4,011,600

Consolidated Statement Of Operations (USD $)	12 Months Ended		34 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013
Income Statement [Abstract]
Revenue	$ 4,267	$ 5,920	$ 14,844
Cost of Sales	1,061	2,290	6,420
Gross margin	3,206	3,630	8,424
Expenses:
Advertising and promotion	1,817	3,419	5,236
General and administrative expenses	43,488	57,802	117,230
Net loss	$ (42,099)	$ (57,591)	$ (114,042)
Basic and diluted net loss per common share	$ (0.01)	$ (0.01)
Weighted average number of common shares outstanding	4,011,600	4,011,600

Consolidated Statement Of Cash Flows (USD $)	12 Months Ended		34 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013
Statement of Cash Flows [Abstract]
Net loss	$ (42,099)	$ (57,591)	$ (114,042)
Change in operating assets and liabilities:
Accounts receivable			(163)
Inventory	200	2,207	(3,112)
Prepaid expenses and deposits		(2,045)	(2,045)
Accounts payable	13,574	(1,293)	14,888
Net cash used in operating activities	(28,325)	(58,722)	(104,474)
Cash Flows From Financing Activities:
Proceeds from sale of stock			15,900
Repayments on related party loan	16,591		16,591
Proceeds from related party loan	32,404	62,261	105,165
Cash provided by financing activities	15,813	62,261	104,474
Net change in cash	(12,512)	3,539
Cash, Beginning of Period	12,512	8,973
Cash, End of Period		12,512
Supplemental Disclosures of Cash Flow Information:
Interest paid

Consolidated Statement Of Stockholders Equity (Deficit) (USD $)	Common Stock	Additional Paid-In Capital	Deficit Accumulated During Development Stage	Total
Balance, Amount at Jul. 07, 2010
Balance, Shares at Jul. 07, 2010
Common Stock Issued for Cash at Initial Capitalization for $0.001 per share , Shares	3,000,000
Common Stock Issued for Cash at Initial Capitalization for $0.001 per share , Value	3,000			3,000
Common Stock Issued for Cash at $0.01 per share, Shares	1,000,000
Common Stock Issued for Cash at $0.01 per share, Value	1,000	9,000		10,000
Common Stock Issued for at $0.25 per share, Shares	11,600
Common Stock Issued for at $0.25 per share,Value	12	2,888		2,900
Net Loss			(14,352)	(14,352)
Balance, Amount at Apr. 30, 2011	4,012	11,888	(14,352)	1,548
Balance, Shares at Apr. 30, 2011	4,011,600
Net Loss			(57,591)	(57,591)
Balance, Amount at Apr. 30, 2012	4,012	11,888	(71,943)	(56,043)
Balance, Shares at Apr. 30, 2012	4,011,600			4,011,600
Net Loss			(42,099)	(42,099)
Balance, Amount at Apr. 30, 2013	$ 4,012	$ 11,888	$ (114,042)	$ (98,142)
Balance, Shares at Apr. 30, 2013	4,011,600			4,011,600

Consolidated Statement Of Stockholders Equity (Deficit) (Parenthetical) (USD $)	Apr. 30, 2011	Oct. 31, 2010	Aug. 03, 2010	Jul. 15, 2010
Statement of Stockholders' Equity [Abstract]
Common Stock Issue Price, Per Share	$ 0.25	$ 0.01	$ 0.001	$ 0.001

Description Of Business And Significant Accounting Policies	12 Months Ended
Apr. 30, 2013
Description Of Business And Significant Accounting Policies
Description Of Business And Significant Accounting Policies

Note 1 — Description of Business and Significant Accounting Policies

Authentic Teas Inc. (“our”, “Authentic Teas” or the “Company”) incorporated in the State of Nevada on July 8, 2010. Authentic Teas’s wholly owned subsidiary was incorporated in the province of Ontario, Canada on July 8, 2010. Authentic Teas intends to sell through an on-line website, organically grown herbal teas, imported from the South Caucasus Region of the Armenian Highlands. Authentic Teas procures directly from Armenian growers, lands the bagged herbal tea in North America, and sells online primarily to the US, UK and Canada markets.

At April 30, 2013, substantially all of Authentic Teas assets and operations are located and conducted in Canada.

Going Concern	12 Months Ended
Apr. 30, 2013
Going Concern
Going Concern

Note 2 — Going Concern

The accompanying financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. Since inception, the Company has incurred, and may continue to incur, losses from operations. The Company will also require additional capital to finance the further development of its business operations and to finance inventory and working capital. These conditions raise substantial doubt about the company’s ability to continue as a going concern.

The Company may therefore need to seek additional capital through other issuances of our equity securities, strategic collaborations, grant funding, or any other means we deem appropriate. There is no assurance that such capital will be available on acceptable terms or at all. As a result, there is substantial doubt as to the Company’s ability to continue as a going concern.

In the event the Company is unable to successfully sustain and increase product sales and obtain additional capital, it is unlikely that the Company will have sufficient cash flows and liquidity to finance its business operations as currently contemplated. Accordingly, if the Company determines it will not be able to obtain the necessary financing to address its working capital needs for a reasonable period into the future, it may pursue alternative paths forward for the Company. These paths could include, but not be limited to, sale of the Company or its assets, merger, organized wind-down, going private/dark, fundamental shift in its strategic plan (e.g. abandon commercialization strategy and focus exclusively on licensing), bankruptcy, etc.

The financial statements do not include any adjustments relating to recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue in existence.

Our officers and directors have agreed to provide resources to the company should it need them in the short term.

Summary Of Significant Accounting Policies	12 Months Ended
Apr. 30, 2013
Summary Of Significant Accounting Policies
Summary Of Significant Accounting Policies

Note 3 — Summary of Significant Accounting Policies

Basis of Presentation

The Company’s financial statements are prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America. They include the accounts of the company and our subsidiary. All significant intercompany transactions and balances have been eliminated in consolidation.

Development Stage

Authentic Teas is a development stage company as defined in ASC 915, as it is devoting substantially all of its efforts to developing markets for its product and there have been no significant revenues from planned principal operations from inception through April 30, 2013. Consequently accumulated amounts are shown from the commencement of this development stage, July 8, 2010.

Consolidation Policy

These consolidated financial statements include the accounts of Authentic Teas, incorporated in Ontario, Canada which we have the ability to control either through voting rights or means other than voting rights.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

Cash Equivalents

The Company considers all highly liquid instruments purchased with an original maturity of three months or less to be cash equivalents.

Accounts Receivable

Authentic Teas generates sales from on-line tea products. The vast majority of sales are prepaid and the Company anticipates carrying a very small amount of receivables at any one time. If there is a customer dispute and it is determined that an account may become uncollectible, an allowance for doubtful accounts for the disputed amount will be created. The accounts then are written off against the allowance for doubtful accounts when the Company determines that amounts are not collectable. Recoveries of previously written-off accounts are recorded when collected.

Inventory

Inventory is stated at the lower of cost or net realizable value. Inventory consists primarily of finished goods. Cost is determined on a first-in-first-out basis.

Income Taxes

The Company accounts for income taxes under the liability method, which requires companies to account for deferred income taxes using the asset and liability method. Under the asset and liability method, current income tax expense or benefit is the amount of income taxes expected to be payable or refundable for the current year. A deferred income tax asset or liability is recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax credits and loss carry forwards. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Tax rate changes are reflected in income during the period such changes are enacted.

At April 30, 2012 the Company has accumulated net operating tax losses that are available to offset future taxable income and reduce future federal and state income taxes during the carry forward period. The utilization of available losses depends on the generation of future taxable income to absorb the losses. The Company may not be able to use available losses within the carry forward period. In addition, based on generally accepted accounting principles, we have determined for financial accounting and reporting purposes that it is unlikely that we will be able to apply or use the available losses to reduce future federal or state income taxes during the carry forward period. This assessment is updated annually or more frequently based on changes in circumstances.

A valuation allowance is recorded against deferred tax assets when it is more likely than not that a tax benefit will not be realized. The assessment for a valuation allowance requires judgment on the part of management with respect to the benefits that may be realized. The Company has concluded, based upon available evidence, it is more likely than not that the deferred tax assets at April 30, 2013, will not be realized. No further provision was recorded as a full valuation allowance has been provided against deferred tax assets. The valuation allowance will be reversed at such time that realization is believed to be more likely than not. The Company has analyzed filing positions in all of the federal and state jurisdictions where it is required to file income tax returns, as well as all open tax years in these jurisdictions.

The Company’s policy for recording interest and penalties associated with audits is to record such items as a component of income before taxes. There were no such items during the periods covered in this report.

Revenue Recognition

The Company recognizes revenue in accordance with FASB ASC 605, Revenue Recognition. ASC 605 requires that four basic criteria must be met before revenue can be recognized: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services rendered; (3) consideration is fixed or determinable; and (4) collectability is reasonably assured.

Revenue from sales of the herbal teas are recognized upon delivery of products to the customers. The Company does not maintain a reserve for returned products as in the past those returns have been negligible.

Direct costs associated with product sales are recorded at the time that revenue is recognized.

Currency Translation

Authentic Teas’ functional and reporting currency is the Canadian dollar. Monetary assets and liabilities denominated in foreign currencies are translated into Canadian dollars at rates of exchange in effect at the balance sheet date in accordance with ASC 830, “Foreign Currency Translation”. Non-monetary assets, liabilities and items recorded in income arising from transactions denominated in foreign currencies are translated at rates of exchange in effect at the date of the transaction. Foreign currency transactions are primarily undertaken in Canadian dollars. Authentic Teas has not, to the date of these financial statements, entered into derivative instruments to offset the impact of foreign currency fluctuations. As of April 30, 2013, foreign currency translations were nominal.

Loss Per Share

Loss per share is calculated in accordance with FASB ASC 260, Earnings Per Share. Basic loss per share is computed based upon the weighted average number of shares of Common stock outstanding for the period and excludes any potential dilution. Diluted earnings per share reflects potential dilution from the exercise of securities into common stock. Outstanding options and warrants to purchase common stock and the common stock equivalents of convertible preferred stock are not included in the computation of diluted earnings per share because the effect of these instruments would be anti-dilutive (i.e. would reduce the loss per share). As at April 30, 2013, there were no options or share purchase warrants outstanding.

Income Taxes	12 Months Ended
Apr. 30, 2013
Income Taxes
Income Taxes

Note 4 — Income Taxes

The Company uses the asset and liability method of accounting for deferred income taxes wherein deferred tax assets and liabilities are determined based on the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities for financial and income tax reporting purposes at rates expected to be in effect when the differences are realized. During fiscal 2009, the Company incurred net losses and therefore has no current tax liability. The net deferred tax asset generated by the Company’s net operating loss carry-forwards has been fully reserved. The cumulative net operating loss carry-forward is $114,042 as at April 30, 2013. Under current tax laws, the net operating loss is set to expire on April 30, 2023.

At April 30, 2013 and 2012, deferred tax assets consisted of the following:

	2013	2012
Deferred tax assets	$22,100	$14,560
Less: valuation allowance	(22,100)	(14,560)
Net deferred tax assets	$—	$—

Related Party Transactions	12 Months Ended
Apr. 30, 2013
Related Party Transactions
Related Party Transactions

Note 5 — Related Party Transactions

As of April 30, 2012 the Company owes its President $86,574. The loan is unsecured, non-interest bearing and due on demand.

As of April 30, 2012 the Company owes its Director $2,000. The loan is unsecured, non-interest bearing and due on demand.

Common Stock	12 Months Ended
Apr. 30, 2013
DisclosureCommonStockAbstract
Common Stock

Note 6 — Common Stock

(a)	On July 15, 2010, the Company issued 2,500,000 shares of common stock to a non-US person at $0.001 per share for cash proceeds of $2,500.

(b)	On July 15, 2010, the Company issued 250,000 shares of common stock to a non-US at $0.001 per share for cash proceeds of $250.

(c)	On August 3, 2010, the Company issued 250,000 shares of common stock to a non-US person at $0.001 per share for cash proceeds of $250.

(d)	During September and October 2010, the Company issued 1,000,000 shares of common stock to non- US persons at $0.01 per share for cash proceeds of $10,000.

(e)	During the period November 2010 through April 2011, the Company issued 11,600 common stock to non-US persons at $0.25 per share for cash proceeds of $2,900.

Subsequent Events	12 Months Ended
Apr. 30, 2013
Subsequent Events
Subsequent Events	Note 7 — Subsequent Events The company has evaluated events from May 1, 2013 through the date of this report and determined there is nothing to report.

Summary Of Significant Accounting Policies (Policies)	12 Months Ended
Apr. 30, 2013
Accounting Policies [Abstract]
Basis Of Presentation

Basis of Presentation

The Company’s financial statements are prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America. They include the accounts of the company and our subsidiary. All significant intercompany transactions and balances have been eliminated in consolidation.

Development Stage

Development Stage

Authentic Teas is a development stage company as defined in ASC 915, as it is devoting substantially all of its efforts to developing markets for its product and there have been no significant revenues from planned principal operations from inception through April 30, 2013. Consequently accumulated amounts are shown from the commencement of this development stage, July 8, 2010.

Consolidation Policy

Consolidation Policy

These consolidated financial statements include the accounts of Authentic Teas, incorporated in Ontario, Canada which we have the ability to control either through voting rights or means other than voting rights.

Use Of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

Cash Equivalents	Cash Equivalents The Company considers all highly liquid instruments purchased with an original maturity of three months or less to be cash equivalents.
Accounts Receivable

Accounts Receivable

Authentic Teas generates sales from on-line tea products. The vast majority of sales are prepaid and the Company anticipates carrying a very small amount of receivables at any one time. If there is a customer dispute and it is determined that an account may become uncollectible, an allowance for doubtful accounts for the disputed amount will be created. The accounts then are written off against the allowance for doubtful accounts when the Company determines that amounts are not collectable. Recoveries of previously written-off accounts are recorded when collected.

Inventory	Inventory Inventory is stated at the lower of cost or net realizable value. Inventory consists primarily of finished goods. Cost is determined on a first-in-first-out basis.
Income Taxes

Income Taxes

The Company accounts for income taxes under the liability method, which requires companies to account for deferred income taxes using the asset and liability method. Under the asset and liability method, current income tax expense or benefit is the amount of income taxes expected to be payable or refundable for the current year. A deferred income tax asset or liability is recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax credits and loss carry forwards. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Tax rate changes are reflected in income during the period such changes are enacted.

At April 30, 2012 the Company has accumulated net operating tax losses that are available to offset future taxable income and reduce future federal and state income taxes during the carry forward period. The utilization of available losses depends on the generation of future taxable income to absorb the losses. The Company may not be able to use available losses within the carry forward period. In addition, based on generally accepted accounting principles, we have determined for financial accounting and reporting purposes that it is unlikely that we will be able to apply or use the available losses to reduce future federal or state income taxes during the carry forward period. This assessment is updated annually or more frequently based on changes in circumstances.

A valuation allowance is recorded against deferred tax assets when it is more likely than not that a tax benefit will not be realized. The assessment for a valuation allowance requires judgment on the part of management with respect to the benefits that may be realized. The Company has concluded, based upon available evidence, it is more likely than not that the deferred tax assets at April 30, 2013, will not be realized. No further provision was recorded as a full valuation allowance has been provided against deferred tax assets. The valuation allowance will be reversed at such time that realization is believed to be more likely than not. The Company has analyzed filing positions in all of the federal and state jurisdictions where it is required to file income tax returns, as well as all open tax years in these jurisdictions.

The Company’s policy for recording interest and penalties associated with audits is to record such items as a component of income before taxes. There were no such items during the periods covered in this report.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with FASB ASC 605, Revenue Recognition. ASC 605 requires that four basic criteria must be met before revenue can be recognized: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services rendered; (3) consideration is fixed or determinable; and (4) collectability is reasonably assured.

Revenue from sales of the herbal teas are recognized upon delivery of products to the customers. The Company does not maintain a reserve for returned products as in the past those returns have been negligible.

Direct costs associated with product sales are recorded at the time that revenue is recognized.

Currency Translation

Currency Translation

Authentic Teas’ functional and reporting currency is the Canadian dollar. Monetary assets and liabilities denominated in foreign currencies are translated into Canadian dollars at rates of exchange in effect at the balance sheet date in accordance with ASC 830, “Foreign Currency Translation”. Non-monetary assets, liabilities and items recorded in income arising from transactions denominated in foreign currencies are translated at rates of exchange in effect at the date of the transaction. Foreign currency transactions are primarily undertaken in Canadian dollars. Authentic Teas has not, to the date of these financial statements, entered into derivative instruments to offset the impact of foreign currency fluctuations. As of April 30, 2013, foreign currency translations were nominal.

Loss Per Share

Loss Per Share

Loss per share is calculated in accordance with FASB ASC 260, Earnings Per Share. Basic loss per share is computed based upon the weighted average number of shares of Common stock outstanding for the period and excludes any potential dilution. Diluted earnings per share reflects potential dilution from the exercise of securities into common stock. Outstanding options and warrants to purchase common stock and the common stock equivalents of convertible preferred stock are not included in the computation of diluted earnings per share because the effect of these instruments would be anti-dilutive (i.e. would reduce the loss per share). As at April 30, 2013, there were no options or share purchase warrants outstanding.

Income Taxes (Tables)	12 Months Ended
Apr. 30, 2013
Income Tax Disclosure [Abstract]
Schedule Of Deferred Tax Assets	At April 30, 2013 and 2012, deferred tax assets consisted of the following:
	2013	2012
Deferred tax assets	$22,100	$14,560
Less: valuation allowance	(22,100)	(14,560)
Net deferred tax assets	$—	$—

Income Taxes (Details) (USD $)	Apr. 30, 2013	Apr. 30, 2012
Income Taxes Details
Deferred Tax Assets	$ 22,100	$ 14,560
Less : Valuation Allowance	22,100	14,560
Net Deferred Tax Assets

Income Taxes (Narrative) (Details)	0 Months Ended
Apr. 30, 2013
Income Taxes Narrative Details
Operating Loss Expiration Date	Aug 30, 2023

Related Party Transactions (Narrative) (Details) (USD $)	Apr. 30, 2013	Apr. 30, 2012
Due To Related Party	$ 88,574	$ 72,761
President
Due To Related Party		86,574
Director
Due To Related Party		$ 2,000